Other liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about other non-current liabilities [text block]
	March 31, 2018	March 31, 2017
Deferred income and other liabilities	983,152	636,566
	983,152	636,566
Financial liabilities included in other liabilities	207,046	201,679